Related Parties - Summary of Transaction with Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with other related parties – Costs		$ (2)
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with merchants - revenues	$ 2,030	1,594
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with preferred suppliers (Collection agents) - Costs	$ (561)	$ (354)